Concentrations	12 Months Ended
Sep. 30, 2023
Concentrations [Abstract]
CONCENTRATIONS

NOTE 18. CONCENTRATIONS

Credit risk

As of September 30, 2022 and 2023, HK$25,175,007 and HK$16,389,379 of the Group’s cash was on deposit at financial institutions in Hong Kong, respectively. In accordance with the relevant regulations in Hong Kong, the maximum insured bank deposit amount is HK$500,000 for each financial institution. Accordingly, the Group’s total unprotected cash held in banks amounted to HK$22,884,962 and HK$14,253,318 as of September 30, 2022 and 2023, respectively.

Customer concentration risk

No customers represented more than 10% of the Group’s revenues for the years ended September 30, 2022 and 2023.

One customer represented more than 10% of the Group’s trade receivables, net as of September 30, 2023. No customers represented more than 10% of the Group’s trade receivables, net as of September 30, 2022.

Supplier concentration risk

For the year ended September 30, 2023, two suppliers represented 15.0% and 13.7% of the Group’s purchases. Three suppliers accounted for 18.3%, 10.6%, and 10.4% of the Group’s trade and notes payables as of September 30, 2023.

For the year ended September 30, 2022, one supplier represented 20.2% of the Group’s purchases. One supplier accounted for 54.1% of the Group’s trade and notes payables as of September 30, 2022.

For the year ended September 30, 2021, one supplier represented 36.6% of the Group’s purchases.